As filed with the Securities and Exchange Commission on January 19, 2010

File No. 333-79865

File No. 811-09371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 12

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13

Southern Farm Bureau Life Variable Account

(Exact Name of Registrant)

Southern Farm Bureau Life Insurance Company

(Name of Depositor)

1401 Livingston Lane

Jackson, Mississippi 39213

1-601-981-7422

(Address and Telephone Number of Principal Executive Office)

Joseph A. Purvis, Esquire

1401 Livingston Lane

Jackson, Mississippi 39213

(Name and Address of Agent for Service of Process)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

Suite 400 East

1025 Thomas Jefferson St., N. W.

Washington, D. C. 20007-5208

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b) of Rule 485;

☐  on (date) pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Flexible Premium Deferred Variable Annuity Contracts

EXPLANATORY NOTE

Southern Farm Bureau Life Insurance Company no longer offers to the public the flexible premium deferred variable annuity contract described in the registration statement, SEC File No. 333-79865.  Registrant is filing this post-effective amendment solely to update information contained in Part C of the registration statement to reflect that, as of January 1, 2010, Southern Farm Bureau Fund Distributor, Inc. ceased serving as Registrant’s distributor and principal underwriter.  Except as specifically noted herein, the post-effective amendment is not intended to delete, amend, or supersede any other information contained in the registration statement.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements(11)

All required financial statements are included in Part B.
(b)	Exhibits
	(1)	Certified resolution of the board of directors of Southern Farm Bureau Life Insurance Company (the “Company”) establishing Southern Farm Bureau Life Variable Account (the “Account”).(1)
	(2)	Not Applicable.

(3)	Not Applicable.

(4)	Contract Form.(1)
(a) Form of Traditional Individual Retirement Annuity Endorsement(11)
(b) Form of Simple Individual Retirement Annuity Endorsement(11)
(c) Form of Roth Individual Retirement Annuity Endorsement(11)
(d) Form of 403(b) Annuity Endorsement(11)
(5)	Contract Application.(1)
(a) Revised Contract Application(10)
(6)	(a) Articles of Incorporation of the Company.(1)
(b) By-Laws of the Company.(1)
(7)	Not Applicable.
(8)	(a) Participation Agreement relating to Fidelity Variable Insurance Products Fund.(2)
(a)(1) Amendment to Participation Agreement(4)(8)(10)
(b) Participation Agreement relating to Fidelity Variable Insurance Products Fund II.(2)
(b)(1) Amendment to Participation Agreement(4)(8)(10)
(c) Participation Agreement relating to Fidelity Variable Insurance Products Fund III.(2)
(c)(1) Amendment to Participation Agreement(4)(8)(10)
(d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)
(d)(1) Amendment to Participation Agreement(4)(8)(10)
(e) Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust(10)
(f) Form of Administrative Services Agreement.(2)
(g) Rule 22c-2 Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(9)
(h) Amendment to Rule 22c Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(11)
(i) Rule 22c-2 Shareholder Information Agreement relating to T. Rowe Price Funds(9)
(j) Rule 22c-2 Shareholder Information Agreement relating to Franklin Templeton Variable Insurance Products Trust(10)
(9)	Opinion and Consent of Joseph A. Purvis, Esquire.(11)
(10)	(a) Consent of Jorden Burt LLP.(11)
(b) Consents of KPMG LLP.(11)
(c) Opinion and Consent of Kenneth P. Johnston, FSA, MAAA, Vice President, Product Development.(11)
(11)	Not Applicable.
(12)	Not Applicable.

(13)	Powers of Attorney.(1)(3)(5)(6)(7)(8)(9)(10)(11)
	(a)	Power of Attorney for J. Joseph Stroble(10)
	(b)	Power of Attorney for Laurence E. Favreau(10)
	(c)	Power of Attorney for Larry B. Wooten(10)
	(d)	Power of Attorney for David M. Winkles, Jr.(10)
	(e)	Power of Attorney for Ronald R. Anderson(10)
	(f)	Power of Attorney for Gerald W. Long(11)
	(g)	Power of Attorney for John Hendricks(11)
	(h)	Power of Attorney for Kenneth Dierschke(10)
	(i)	Power of Attorney for Ben M. Gramling, II(10)
	(j)	Power of Attorney for John Hoblick(10)
	(k)	Power of Attorney for Randy Veach(10)
	(l)	Power of Attorney for Zippy Duvall(10)
	(m)	Power of Attorney for Jim Harper(11)
	(n)	Power of Attorney for Mark Edwin Haney(10)
	(o)	Power of Attorney for Reggie Magee(10)
	(p)	Power of Attorney for Wayne F. Pryor(10)
	(q)	Power of Attorney for Rich Hillman(11)
	(r)	Power of Attorney for Rick Roth(10)
	(s)	Power of Attorney for David Waide(10)
	(t)	Power of Attorney for Bobby Nedbalek(10)
	(u)	Power of Attorney for Edward Scharer(10)
	(v)	Power of Attorney for J. M. Wright, Jr.(10)
	(w)	Power of Attorney for Joseph A. Purvis(10)

(1)	Incorporated herein by reference to the Initial Filing of this Form N-4 Registration Statement (File Nos. 333-79865; 811-9371) filed with the Securities and Exchange Commission on June 3, 1999.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on October 12, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2000.

(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2003.

(6)

Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2004.

(7)

Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on February 25, 2005.

(8)

Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 28, 2006.

(9)

Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 27, 2007.

(10)

Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 25, 2008.

(11)

Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2009.

Item 25. Directors and Officers of the Company

Name	Title
Ronald R. Anderson	Director
John Hoblick	Director
Gerald W. Long	Director
John Hendricks	Director
Kenneth Dierschke	Director
Ben Gramling, II	Director
Zippy Duvall	Director
Randy Veach	Director
Reggie Magee	Director
Jim Harper	Director
Mark Edwin Haney	Director
Wayne F. Pryor	Director
Rich Hillman	Director
Rick Roth	Director
David Waide	Director
Bobby Nedbalek	Director
Edward Scharer	Director
J. M. Wright, Jr.	Director
Larry B. Wooten	Chairman of the Board and President
David M. Winkles, Jr.	First Vice President and Director
J. Joseph Stroble	Executive Vice President, Chief Executive Officer
Laurence E. Favreau	Senior Vice President, Chief Financial Officer
Gino Gianfrancesco	Senior Vice President, Marketing
Randy Johns	Senior Vice President, Policy Administration and Assistant Secretary
Sherrell Ballard	Vice President, Information Systems
Denny Blaylock	Vice President, Underwriting
David N. Duddleston, M.D.	Vice President, Medical Director
Rick Fielding	Vice President, Chief Actuary
Philip R. Hogue	Vice President, Realty Investments
Kenneth P. Johnston	Vice President, Product Development
Lusby Brown	Vice President, Chief Investment Officer
Joseph A. Purvis	Senior Vice President, General Counsel and Secretary
E. J. “Bubby” Trosclair	Vice President, Agency
Robert E. Ward, Jr.	Vice President, Controller

Name	Title
Billy Sims	Vice President, Human Resources
Glen Castle	Vice President, Group, Pension and Variable Product Administration
Perry McGaugh	Vice President, Legal
Shelia R. Hudson	Vice President, Internal Auditing

*	The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

Name	Jurisdiction	Percent Of Voting Securities Owned
Arkansas Farm Bureau Investment Corporation	Arkansas	Controlling interest owned by Arkansas Farm Bureau Federation
Florida Farm Bureau Holding Corporation	Florida	Controlling interest owned by Florida Farm Bureau Federation
Georgia Farm Bureau Federation Holding Co., Inc.	Georgia	Controlling interest owned by Georgia Farm Bureau Federation
Kentucky Farm Bureau Investment Corporation	Kentucky	Controlling Interest owned by Kentucky Farm Bureau Federation
Louisiana Farm Bureau Investment Corporation	Louisiana	Controlling Interest owned by Louisiana Farm Bureau Federation
Mississippi Farm Bureau Investment Corporation	Mississippi	Controlling Interest Owned by Mississippi Farm Bureau Federation
North Carolina Farm Bureau Investment Corporation	North Carolina	Controlling Interest Owned by North Carolina Farm Bureau Federation
South Carolina Farm Bureau Investment Corporation	South Carolina	Controlling Interest Owned by South Carolina Farm Bureau Federation
Texas Farm Bureau Investment Corporation	Texas	Controlling Interest Owned by Texas Farm Bureau
Virginia Farm Bureau Holding Corporation	Virginia	Controlling Interest Owned by Virginia Farm Bureau Federation

Name	Jurisdiction	Percent Of Voting Securities Owned
Southern Farm Bureau Life Insurance Company	Mississippi

10% of voting securities owned by each of the following:

- Arkansas Farm Bureau Investment Corporation

- Florida Farm Bureau Holding Corporation

- Georgia Farm Bureau Federation Holding Co., Inc.

- Kentucky Farm Bureau Investment Corporation

- Louisiana Farm Bureau Investment Corporation

- Mississippi Farm Bureau Investment Corporation

- North Carolina Farm Bureau Investment Corporation

- South Carolina Farm Bureau Investment Corporation

- Texas Farm Bureau Investment Corporation

- Virginia Farm Bureau Holding Corporation

Southern Capital Life Insurance Company	Mississippi	Ownership of all voting securities by Southern Farm Bureau Life Insurance Company
Oakwood Holdings, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Baycastle Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
Annandale Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
Cypress Lake Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
MR Properties, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Knoxville-Kingston, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Hou-Hempstead, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Baton Rouge-Perkins, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Destin-Poinciana, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Pearl-Hwy 80, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Name	Jurisdiction	Percent Of Voting Securities Owned
Lafayette-Pinhook, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
New Orleans-Baronne, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Knoxville-Maynardville, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Covington-Holiday, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Ft. Lauderdale-Broward, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Chattanooga-Lee, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Old Canton, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Echelon, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Memphis-Colony, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Hudson-Hwy 321, LLC	North Carolina	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Waldwick-North, LLC	New Jersey	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Westwood Alpha Limited Partnership	Virginia	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner
Southern Capital Brokerage Company, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Item 27. Number of Contract Owners

As of December 31, 2009, there were 7,197 Contract Owners.

Item 28. Indemnification

Article XII of the Company’s By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XII also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Not Applicable.

(b) Not Applicable.

(c) As of January 1, 2010, Southern Farm Bureau Fund Distributor, Inc. ceased serving as distributor and principal underwriter for the Registrant.  The following chart gives information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during Registrant’s fiscal year ended December 31, 2008.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
Southern Farm Bureau Fund Distributor, Inc.	$1,022,619	NA	NA	$144,134*

*

Southern Farm Bureau Fund Distributor, Inc. received compensation from the Company for underwriting and distribution services in an amount equal to 0.50% of premiums paid and received under Contracts sold.

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Southern Farm Bureau Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Southern Farm Bureau Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Jackson, and State of Mississippi on this 18th day of January, 2010.

SOUTHERN FARM BUREAU LIFE VARIABLE
ACCOUNT (REGISTRANT)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer
Southern Farm Bureau Life
Insurance Company

By:	SOUTHERN FARM BUREAU LIFE INSURANCE
COMPANY (DEPOSITOR)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. JOSEPH STROBLE	Executive Vice President, Chief Executive	January 18, 2010
J. Joseph Stroble	Officer [Principal Executive Officer]

/s/ LAURENCE E. FAVREAU	Senior Vice President, Chief Financial Officer [Principal Financial Officer] [Principal	January 18, 2010
Laurence E. Favreau	Accounting Officer]

/s/ *	President and Chairman of the Board	January 18, 2010
Larry B. Wooten

/s/ *	First Vice President and Director	January 18, 2010
David M. Winkles, Jr.

/s/ *	Director	January 18, 2010
Ronald R. Anderson

/s/ *	Director	January 18, 2010
Gerald W. Long

/s/ *	Director	January 18, 2010
John Hendricks

Signature	Title	Date

/s/ *	Director	January 18, 2010
Kenneth Dierschke

/s/ *	Director	January 18, 2010
Ben Gramling, II

/s/ *	Director	January 18, 2010
John Hoblick

/s/ *	Director	January 18, 2010
Randy Veach

/s/ *	Director	January 18, 2010
Zippy Duvall

/s/ *	Director	January 18, 2010
Jim Harper

/s/ *	Director	January 18, 2010
Mark Edwin Haney

/s/ *	Director	January 18, 2010
Reggie Magee

/s/ *	Director	January 18, 2010
Wayne F. Pryor

/s/ *	Director	January 18, 2010
Rich Hillman

/s/ *	Director	January 18, 2010
Rick Roth

/s/ *	Director	January 18, 2010
David Waide

/s/ *	Director	January 18, 2010
Bobby Nedbalek

/s/ *	Director	January 18, 2010
Edward Scharer

/s/ *	Director	January 18, 2010
J.M. Wright, Jr.

*By: /s/ Joseph A. Purvis		January 18, 2010
Joseph A. Purvis
Attorney-In-Fact
Pursuant to Power of Attorney